Note 3 - Property and Equipment, Net	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consists of the following:

	December 31, 2017	June 30, 2018
	(Audited)	(Unaudited)
Office equipment	39	52
Laboratory equipment	104	102
Motor vehicles	23	25
Leasehold improvements	13	13

	179	192
Less: accumulated depreciation	(56)	(76)
Property and equipment, net	123	116

Depreciation expenses for the
three
and
six
months ended
June 30, 2017
were
$7
and
$13,
respectively. Depreciation expenses for the
three
and
six
months ended
June 30, 2018
were
$8
and
$20,
respectively.